CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS - OPERATING ACTIVITIES
Net profit	$ 46,122	$ 63,190
Income and expense items not involving cash flows:
Depreciation and amortization	104,867	107,470
Effect of exchange rate differences on debentures	6,205	(6,537)
Other income, net	(445)	(1,600)
Changes in assets and liabilities:
Trade accounts receivable	31,271	(10,262)
Other current assets	(5,755)	9,083
Inventories	(3,017)	(9,405)
Trade accounts payable	(15,204)	3,909
Deferred revenue and customers' advances	(13,649)	(6,178)
Employee related liabilities and other current liabilities	(1,846)	9,136
Long-term employee related liabilities	39	(194)
Deferred tax, net and other long-term liabilities	(1,564)	(6,682)
Net cash provided by operating activities	147,024	151,930
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(85,445)	(80,195)
Investments in deposits, marketable securities and other assets, net	(33,825)	(30,451)
Net cash used in investing activities	(119,270)	(110,646)
CASH FLOWS - FINANCING ACTIVITIES
Exercise of options	397	684
Proceeds from loans		99,964
Loans repayment		(101,314)
Principal payments on account of capital lease obligation	(10,549)	(1,497)
Net cash used in financing activities	(10,152)	(2,163)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	2,465	1,798
INCREASE IN CASH AND CASH EQUIVALENTS	20,067	40,919
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	385,091	445,961
CASH AND CASH EQUIVALENTS - END OF PERIOD	405,158	486,880
NON-CASH ACTIVITIES:
Investments in property and equipment	35,529	33,493
Conversion of notes into share capital	20,758
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid (received) during the period for interest, net	(1,226)	2,376
Cash paid during the period for income taxes, net	$ 10,178	$ 2,139